Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
19.	SHARE-BASED COMPENSATION

Share-based compensation expenses recognized during the years presented are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Share-based compensation expenses
- Share-based compensation of founders' restricted shares (a)	50,837	1,030,178	-
- Related to repurchase of founders’ ordinary shares (b)	24,158	146,294	-
- Related to the issuances of preferred shares to investors (c)	-	303,627	-
- Related to redesignation of founder’s ordinary shares to preferred shares (Note 18(b)）	-	1,852	-
- Related to accelerated vesting of share options (d)		138,729	66,429
- Related to vesting of share options (f)	-	279,908	464,011
Total	74,995	1,900,588	530,440

(a) Founders’ Restricted Shares

In August 2017, in connection with the issuance of Series Seed preferred shares, the Group’s founders (collectively, the “ Restricted Founders”) agreed to place all their shares into escrow to be released back to them if specified service condition are met (defined as “First Series of Founders’ Restricted Shares”), which was, 25% of the First Series of Founders’ Restricted Shares were immediately vested and the remaining 75% of the First Series of Founders’ Restricted Shares shall be vested annually in equal instalments over the next three years. Pursuant to ASC 718-10-S99, such escrowed share arrangements are presumed to be compensatory and equivalent to a reverse stock split followed by the grant of restricted stock. Accordingly, the 75% of the First Series of Founders’ Restricted Shares that were subject to the service condition were considered shared based compensation. Subsequently as one founder resigned from the Company in November 2017, all 23,677,500 unvested restricted shares held by this founder were forfeited.

In July 2019, the Company granted 157,846,049 ordinary shares to several founders, out of which 7,713,574 ordinary shares were vested immediately on the grant date and 150,132,475 ordinary shares were subject to service conditions (“Second Series of Founders’ Restricted Shares”). The Second Series of Founders’ Restricted Shares vest annually in equal instalments over the next four years commencing from the July 26, 2019.

In September 2020, the Company granted 93,753,239 Ordinary shares to several founders, which were subjected to service conditions (“Third Series of Founders’ Restricted Shares”). The Third Series of Founders’ Restricted Shares vest annually in equal instalments over the next four years commencing from the September 11, 2020.

All of the Founders’ Restricted Shares vested immediately upon IPO, regardless of the vesting schedule.

The fair value of the Founders’ Restricted Shares was determined at the respective grant date by the Company, and was amortized over the respective vesting period on straight line basis. The share-based compensation expenses related to Founders’ Restricted Shares for the years ended December 31, 2019 and 2020 were RMB 50,837 and RMB 1,030,178, respectively.

19.	SHARE-BASED COMPENSATION (Continued)

(b) Repurchase of ordinary shares from the Founders

For the years ended December 31, 2019 and 2020, the Company repurchased 17,197,032 and 62,388,247 ordinary shares, respectively, from the founders for consideration of RMB 41,062 and RMB 483,622, respectively. The Company then re-designated these shares into preferred shares for issuances to other investors. Based on its assessment, the Company concluded that the repurchase did not constitute a cash settlement of any share-based awards.

As the respective repurchase price was greater than the fair value of ordinary shares as of the respective repurchase date, the difference between the repurchase price and the fair value was recognized as deemed share-based compensation expenses in the Group's consolidated statements of operations.

The share-based compensation expenses related to the repurchase of ordinary shares from the founders for the years ended December 31, 2019 and 2020 were RMB 24,158 and RMB 146,294, respectively.

(c) Issuances of preferred shares to investors

In April 2020 and September 2020, the Company issued 26,573,188 Series C preferred shares and 39,859,783 Series C preferred shares respectively to its certain existing investors at a price lower than the fair value of the shares, for their services to the Group. Accordingly, the difference of RMB 303,627 between the then fair value of Series C preferred shares issued and the issuance price was recorded as deemed share-based expense in the year ended December 31, 2020.

(d) Accelerated vesting of share options

In September 2020, 15,518,385 options were accelerated to vest immediately and were exercised on the same date, which was treated as an “improbable-to-probable” modification of equity-classified awards under ASC 718. RMB 138,729, the fair value of modified options at the date of modification, was recognized in the Group’s consolidated statement of operations immediately.

For the year ended December 31, 2021, 5,595,868 options were accelerated to vest immediately, which was treated as an “improbable to probable” modification of equity-classified awards under ASC 718. The previously recorded compensation expense for the unvested options amounting to RMB 11,469 was reversed and RMB 77,898, the fair value of modified options at the date of modification, was recognized in the Group’s consolidated statement of operations immediately.

(e) Issuances of shares to Share Incentive Plan Trust

In August 2020, 170,719,987 ordinary shares were issued to three trusts based on early exercise agreements of the same number of share options. Such shares will continue to be subject to satisfaction of the service and IPO conditions set forth in the applicable equity award agreements. If the aforementioned service and IPO conditions are not satisfied, or the exercise price are not paid, the holders of the share options will not be entitled to the shares issued to the trusts. Thus, the Company still consider the equity award as share options from accounting perspective. There is no incremental fair value change immediately before and after the modification of the aforementioned 170,719,987 share options. Consequently, no modification accounting is applied.

(f) Vesting of share options

The Group have adopted a Share Option Plan in September 2018, which was amended and restated respectively in July 2019, March 2020 and September 2020. The Share Option Plan shall be valid and effective for ten years from September 11, 2020. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under Share Option Plan is 249,234,508.

(i) Options

Grant of options

During the year ended December 31, 2019, 2020 and 2021, the Company granted 62,896,041 share options, 136,230,857 share options and 55,388,338, respectively, to its management and other key employees.

19.	SHARE-BASED COMPENSATION (Continued)

(f) Vesting of share options (Continued)

(i) Options (Continued)

Vesting of options

The share options include both service conditions and performance conditions. With respect to the service conditions, there are 4 types of vesting schedule, which are: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter; (ii) 100% of the share options shall become vested on anniversary of the vesting commencement date for 1 year thereafter; (iii) three fourteenths of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter and one fourteenth of the share options become vested on each anniversary of the vesting commencement date for 2 years thereafter; (iv) immediate vesting of the share options on the grant date. Even though the service condition might have been satisfied, employees are required to provide continued service through the occurrence of change of control or an initial public offering, collectively, the Liquidity Event, in order to retain the award. Given the vesting of the share options granted is contingent upon the occurrence of the Liquidity Event, there is no share-based compensation expense is to be recognized until the date of consummation of Liquidity Event.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As of January 1, 2019	67,404,501	0.0065	5.04
Granted	62,896,041	0.0080
Forfeited	(3,414,045)	0.0065
Modified from options to restricted shares	(58,297,400)	0.0073

As of December 31, 2019	68,589,097	0.0073	4.58
Granted	136,230,857	0.2960
Cancelled	(1,849,265)	0.0006
Forfeited	(1,544,428)	0.2062
Accelerated vesting and exercised	(15,518,385)	-

As of December 31, 2020	185,907,876	0.2179	13.73
Granted	55,388,338	0.8790
Forfeited	(4,570,510)	0.8782
Exercised	(7,686,832)	0.0392

As of December 31, 2021	229,038,872	0.3706	12.98	38,230

Exercisable as of December 31, 2021	52,682,699			23,460

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

19.	SHARE-BASED COMPENSATION (Continued)

(f) Vesting of share options (Continued)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Weighted average fair value per option granted	1.0360	7.3798	1.3882
Weighted average exercise price	0.0554	2.0418	5.6699
Risk-free interest rate (1)	1.9%~2.8%	0.48%~1.01%	1.45%-1.97%
Expected term (in year) (2)	4~7	10~16	14
Expected volatility (3)	45.0%~48.0%	50.9%~55.9%	54.69%-57.00%
Dividend yield (4)	0%	0%	0%

(1)	The risk-free interest rates of periods within the contractual life of the share option are based on the daily treasury long-term rate of U.S. Department of the Treasury as of the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)

The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

For the years ended December 31, 2019, 2020 and 2021, nil, RMB 279,908 and RMB 464,011 share-based compensation expenses were recognized for share options. In July 2019, the Company modified one of the founder's share options to the same number of restricted shares with only service condition, which would be vested annually in equal instalments over the next four years commencing from the July 26, 2019, which was treated as an “improbable-to-probable” modification of equity-classified awards under ASC 718. The incremental fair value, which equalled to the fair value of modified options at the date of modification, was recognized over the remaining requisite service period.

As of December 31, 2021, there were RMB 645,171 of unrecognized compensation expenses related to stock options for which the service conditions will be met over a weighted average period of 1.67 years.

(g) Share-based compensation expenses

For the years ended December 31, 2019, 2020 and 2021, share-based compensation expenses have been included in the following accounts in the consolidated statement of operations:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Fulfilment expenses	-	2,947	13,122
Selling and marketing expenses	-	54,332	80,558
General and administrative expenses	74,995	1,841,409	418,823
Research and development expenses	-	1,900	17,937